Shareholder Report	6 Months Ended
Sep. 30, 2025 USD ($) $ / shares
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Manager Directed Portfolios
Entity Central Index Key	0001359057
Entity Investment Company Type	N-1A
Document Period End Date	Sep. 30, 2025
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Pemberwick Fund
Shareholder Report [Line Items]
Fund Name	Pemberwick Fund
Class Name	Pemberwick Fund
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Pemberwick Fund for the period of April 1, 2025, to September 30, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://pemberwickfund.com/pdf-documents. You can also request this information by contacting us at 1-888-893-4491.
Additional Information Phone Number	1-888-893-4491
Additional Information Website	https://pemberwickfund.com/pdf-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Pemberwick Fund	$19	0.38%
[1]
Expenses Paid, Amount	$ 19
Expense Ratio, Percent	0.38%
Net Assets	$ 198,211,936
Holdings Count | $ / shares	184
Advisory Fees Paid, Amount	$ 155,566
Investment Company Portfolio Turnover	44.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of September 30, 2025)

Net Assets	$198,211,936
Number of Holdings	184
Net Advisory Fee Paid	$155,566
Portfolio Turnover Rate	44%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of September 30, 2025)

Top Sectors	(% of Net Assets)
Financials	61.2%
U.S. Treasury Securities	3.9%
Health Care	1.9%
Mortgage and Government Agency Obligations	1.9%
Utilities	1.5%
Industrials	1.3%
Consumer Discretionary	1.0%
Energy	0.9%
Materials	0.5%
Cash & Other	25.9%

Top 10 Issuers	(% of Net Assets)
United States Treasury Bills	13.3%
First American Government Obligations Fund	11.4%
American Express Co.	5.7%
Sumitomo Mitsui Financial Group, Inc.	5.2%
Royal Bank of Canada	4.8%
United States Treasury Note/Bond	3.9%
Bank of New York Mellon Corp.	3.9%
Citibank NA	3.7%
Capital One Financial Corp.	3.5%
New York Life Global Funding	3.2%

Updated Prospectus Web Address	https://pemberwickfund.com/pdf-documents

[1]
*	Annualized